Shareholder Fees - FidelityHealthyFutureFund-RetailPRO	Jun. 29, 2023 USD ($)
FidelityHealthyFutureFund-RetailPRO | Fidelity Healthy Future Fund
Shareholder Fees:
(fees paid directly from your investment)	none